As Filed with the U.S. Securities and Exchange Commission on May 18, 2011

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)

Pre-Effective Amendment No.___(  )

Post-Effective Amendment No. 104  (X)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940(X)

Amendment No. 105        (X)

RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

Richard M. Goldman
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, Maryland 20850

and

W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, N.W.
Washington, D.C.  20004

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of rule 485
☐	on (date) pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 104 relates solely to the following series of the Trust:  Long/Short Commodities Strategy Fund, Managed Futures Strategy Fund, Multi-Hedge Strategies Fund and Commodities Strategy Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 104 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 18th day of May, 2011.

Rydex Series Funds

                     *
Richard M. Goldman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 104 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	President and Member of the Board of Trustees	May 18, 2011
Richard M. Goldman

*	Member of the Board of Trustees	May 18, 2011
J.Kenneth Dalton

*	Member of the Board of Trustees	May 18, 2011
John O. Demaret

*	Member of the Board of Trustees	May 18, 2011
Patrick T. McCarville

*	Member of the Board of Trustees	May 18, 2011
Roger Somers

*	Member of the Board of Trustees	May 18, 2011
Corey A. Colehour

*	Member of the Board of Trustees	May 18, 2011
Werner E. Keller

*	Member of the Board of Trustees	May 18, 2011
Thomas F. Lydon

/s/ Nick Bonos	Vice President and Treasurer	May 18, 2011
Nick Bonos

* /s/ Nick Bonos
Nick Bonos

* Attorney-in-Fact, pursuant to power of attorney

Exhibit Index

Exhibit Number          Description

EX-101.INS                               XBRL Instance Document

EX-101.SCH                             XBRL Taxonomy Extension Schema Document

EX-101.CAL                             XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                              XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                             XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                              XBRL Taxomony Extension Presentation Linkbase